Transactions With Affiliates (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transactions With Affiliates [Abstract]
Borrowing and lending limit, percent of admitted assets	3.00%
Line of credit beneficiary amount	$ 1,500	$ 1